FINANCIAL ASSETS AND LIABILITIES - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	Dec. 31, 2023 BRL (R$)
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4,841.3000
Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.8413
Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.3516
United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.1586
Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0342
Probable [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5
Probable [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.65
Probable [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.5
Probable [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0379
25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.25
25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.0625
25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	8.125
25% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0473
50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.5
50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	8.475
50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	9.75
50% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0568
-25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.75
-25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.2375
-25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.875
-25% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0284
-50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	2.5
-50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	2.825
-50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.25
-50% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0189